Cover	Dec. 09, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amended to provide financial statements and pro forma financial information
Document Period End Date	Dec. 09, 2025
Entity File Number	001-41052
Entity Registrant Name	Tivic Health Systems, Inc.
Entity Central Index Key	0001787740
Entity Tax Identification Number	81-4016391
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	47685 Lakeview Blvd.
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	888
Local Phone Number	276-6888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TIVC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false